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                                                            [METLIFE LETTERHEAD]

METLIFE INSURANCE COMPANY OF CONNECTICUT
1300 HALL BOULEVARD
BLOOMFIELD, CONNECTICUT 06002-2910

December 12, 2008

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:  MetLife Insurance Company of Connecticut
     MetLife of CT Separate Account Eleven for Variable Annuities
     File Nos. 333-152238/811-21262
     Premier Advisers II Annuity (B)
     Premier Advisers III (Series I) Annuity (B)
     Premier Advisers III (Series II) Annuity (B)
     Rule 497(j) Certification

Members of the Commission:

On behalf of MetLife Insurance Company of Connecticut (the "Company") and MetLife of CT Separate Account Eleven for Variable Annuities (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of three Prospectuses dated April 28, 2008, and one Statement of Additional Information ("SAI") dated December 7, 2007, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectuses and SAI contained in Pre-Effective Amendment No. 1 for the Account filed electronically with the Commission on November 20, 2008.

If you have any questions, please contact me at (617) 578-4796.

Sincerely,


/s/ Paula Minella
Paula Minella
Counsel
Metropolitan Life Insurance Company